                                             UAM Funds
                                             Funds for the Informed Investor(sm)



DSI Portfolios
Semi-Annual Report                                                April 30, 2000


















                                                                          UAM(R)

UAM FUNDS                                                        DSI PORTFOLIOS
                                                                 APRIL 30, 2000

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ...................................................    1

Portfolios of Investments
   Small Cap Value .....................................................    7
   Disciplined Value ...................................................   10
   Balanced ............................................................   14
   Limited Maturity Bond ...............................................   21
   Money Market ........................................................   25

Statements of Assets and Liabilities ...................................   29

Statements of Operations ...............................................   30

Statements of Changes in Net Assets
   Small Cap Value .....................................................   31
   Disciplined Value ...................................................   32
   Balanced ............................................................   33
   Limited Maturity Bond................................................   34
   Money Market ........................................................   35

Financial Highlights
   Small Cap Value .....................................................   36
   Disciplined Value ...................................................   37
   Balanced ............................................................   39
   Limited Maturity Bond ...............................................   40
   Money Market ........................................................   41

Notes to Financial Statements ..........................................   42

--------------------------------------------------------------------------------

UAM FUNDS                                                         DSI PORTFOLIOS

--------------------------------------------------------------------------------

April 30, 2000

Dear Shareholders:

We are pleased to report on the investment results and strategies for the DSI Disciplined Value Portfolio, the DSI Limited Maturity Bond Portfolio, the DSI Balanced Portfolio, the DSI Small Cap Value Portfolio, and the DSI Money Market Portfolio.

UAM: DSI DISCIPLINED VALUE PORTFOLIO

The Disciplined Value Portfolio posted a net performance result of -3.40% for the six-month period ending April 30, 2000. In the same time period the Standard & Poor's 500 ("S&P500") returned 7.20% and the Lipper Equity Income Fund Index (the Portfolio's category) returned -0.90%.

EQUITY MARKET COMMENTARY

The first six months of the current fiscal year started with a whimper and ended with a bang. Fears of continued interest rate hikes on the part of the Federal Reserve weighed heavily on the more economically sensitive and interest rate sensitive parts of the market (read value) for the first four months of the period. As longer term interest rates defied the will of Mr. Greenspan and fell steadily from mid-January, these same sectors recovered smartly in March. Value (and the portfolio) soared in March, far surpassing the return of all of the technology-laden growth indexes. As interest rates began to turn upward again in April, stock prices again turned downward with growth stocks bearing the brunt of the decline. As of this writing value has moved ahead of growth for the calendar year-to-date period and the severe downward correction in technology/internet/biotechnology continues unabated.

We wrote in our last quarterly letter that we believed "the fourth quarter of 1999 represented the point of maximum downside pressure for us and for the value style of investing." We were perhaps two months premature in that assessment, as that maximum pressure point may have been reached in early March, 2000 with the peak in the NASDAQ Composite Index. Based on our analysis the value segment of the market should remain the best relative bargain since the value/growth paradigm was first put in place in the late 1970's. We are looking forward to the balance of 2000 and well beyond as we anticipate the recovery in the value style to play itself out.

For the six month period, the strongest performing sector for us was Capital Goods, led by Philips Electronics (+78%) and Tyco International (+14%). Consumer Cyclicals was also strong, as CompUSA was acquired by Groupo Sanborn's at nearly a 100% premium to its year-end closing price and as Cendant (+39%) soared on

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UAM FUNDS                                                         DSI PORTFOLIOS

--------------------------------------------------------------------------------

an equity infusion from Liberty Media. We eliminated Cendant on that strength. These two holdings more than offset the sizable declines in several of our retail holdings (Federated Department Stores, J.C. Penney, and TJX Companies). Liz Claiborne and Jones New York were also strong in this sector, as both stocks reacted positively to the news that Warren Buffett recognized the value inherent in each and acquired a major stake in both companies.

Technology was the best performing sector in the S&P 500 (up 37%). For us, Compaq Computer (+49%) and Seagate Technology (+72%) were strong, but this strength was partially offset by Synopsys (-33%) and Xerox (-28%). The Financial sector performed poorly in the higher interest rate environment. Having 20% of the portfolio invested in that sector hurt us. Chase Manhattan, Bank of America, and UNUM/Provident were all poor performers, offset somewhat by Travelers Property & Casualty (acquired by Citigroup) and Cigna.

UAM: DSI SMALL CAP VALUE PORTFOLIO

The Small Cap Value Portfolio posted a net performance result of +35.28% for the six-month period ending April 30, 2000. In the same time period, the S&P 600 Index returned +17.26% and the Russell 2000 returned +18.72%.

Our strong outcome was a result of improving fundamentals at companies like Benchmark Electronics and Actel as well as companies involved in mergers and acquisitions like DII Group and Apex. In addition, some technology stocks that were selectively added in mid-1999 did very well in the November--April period. As is typical of this portfolio, the stocks that hurt performance, like Mapix and Laidlaw, experienced earnings disappointments.

Recent uncertainty regarding inflation and interest rates has unsettled investors and worked against the small company stocks. When the market's unprecedented volatility abates, we believe that investors' interest will again broaden to include and benefit small caps. We continue to believe that our portfolio represents excellent value based on the strong fundamental prospects of the companies we own.

UAM: DSI LIMITED MATURITY BOND PORTFOLIO

The Limited Maturity Bond Portfolio posted a net performance of +0.79% for the six-month period ended April 30, 2000. During the same period the Lehman Brothers Intermediate Government/Corporate Bond Index returned +1.07%.

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UAM FUNDS                                                         DSI PORTFOLIOS

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FIXED INCOME MARKET COMMENTARY

Interest rates began the fiscal period at a relatively low level. At the close of October the Treasury 10-year and 5-year were priced to yield 6.03% and 5.93% respectively. Investors at that time seemed comfortable with the Federal Reserve's inflation fighting ability, and anticipated a Y2K economic slowdown. As the economic and potential inflation picture became clearer, however, bond market players became nervous.

The Federal Reserve raised interest rates in mid November. In just that short amount of time perceptions had changed. The Fed, it was assumed, needed to tighten credit swiftly and aggressively. Due to Y2K liquidity considerations, however, the Fed could not do so. This activity or lack of activity put tremendous pressure on interest rates going into year-end. The Treasury 10-year and 5-year rose 0.60% and 0.40% respectively.

Y2K came and went with nary a whimper. However, the fixed income market has been anything but dull since. During the first four months of 2000 interest rates have been higher and lower, sometimes on the same day. So why should one be surprised that over the last six months, the market was both up and down? The yield on the Treasury 30-year bond actually fell 0.20% from 6.16% to 5.96% while the 10-year and 5-year rose 0.20% and over 0.60% respectively. This action has further inverted the yield curve, and at the end of the period the interest rate on the 2-year Treasury was more than 0.70%, greater than that of the 30-year bond.

This relatively unusual yield curve shape evolved quickly during the first four months of 2000. The Federal Reserve twice raised interest rates by a total of 50 basis points in its continuing effort to slow a red-hot economy. An exuberant consumer (confident from the wealth generated by the rising stock market and plenty of available jobs) continues to spend freely, which further propels the economic expansion. The personal savings rate is hovering at the lowest level in 40 years, and personal consumption expenditures have been growing well above average for the past two years. The remarkably high 7.3% increase in fourth quarter Gross Domestic Product tells the Fed all it needs to know about the economy's supercharged growth. Armed with these and other economic observations, the Fed continued its course of gradual and steady rate increases.

FIXED INCOME MARKET OUTLOOK

Looking forward, we anticipate that the Fed will continue to raise rates, keeping pressure on the bond market in general and shorter maturity bonds in particular. We expect that Chairman Greenspan will continue his pattern of gradual rate increases

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UAM FUNDS                                                         DSI PORTFOLIOS

--------------------------------------------------------------------------------
until there are clear signs that the pace of economic growth is subsiding. Also, the rapid rise in oil prices may serve to exacerbate fears of emerging inflation, putting upward pressure on interest rates. As a result, we expect in the near term to maintain the portfolio's duration in a range of 0-10% shorter than the benchmark index, depending on our assessment of market conditions and our outlook for further rate increases by the Fed. This is the same strategy we have been following since last summer. In addition, we will continue to emphasize spread product in the portfolio to exploit the highest yield premium to Treasuries seen in recent times.

UAM: DSI BALANCED PORTFOLIO

The Balanced Portfolio has returned a net -0.88% for the six month period ending April 30, 2000, compared with the Lipper Balanced Fund Index return of 5.22% for the same period.

EQUITY MARKET COMMENTARY

Our investment strategy for the equity portion of the Balanced Portfolio is identical to that of the Disciplined Value Portfolio. Please refer to that section for equity commentary.

FIXED INCOME MARKET COMMENTARY

Our fixed income strategy is discussed in the section pertaining to our management of the Limited Maturity Bond Portfolio. In general, we have a market weighting in lower coupon mortgage-backed securities and an above average weighting in investment grade corporate bonds. Less-than-investment grade corporates are under our limit of ten percent.

UAM: DSI MONEY MARKET PORTFOLIO

The DSI Money Market Portfolio ended the fiscal period yielding 5.64% versus 5.45% (7 Day Average) for the IBC Money Fund Average/All Taxable. The Portfolio ended the period with 92.6% of investments in high quality commercial paper and 7.4% in Treasury repurchase agreements. The Portfolio's average days to maturity as of April 30/th/ was 38 days.

We continue to pursue a strategy of investing in only the highest quality short-term investments for the Portfolio. Money Market rates of interest are a direct function of the Federal Funds Rate and monetary Policy.

The Money Market Portfolio is neither insured nor guaranteed by the US

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UAM FUNDS                                                         DSI PORTFOLIOS

--------------------------------------------------------------------------------

Government. The Portfolio is managed according to 2a-7 guidelines, however, there is no assurance that the stable net asset value of $1.00 will be maintained.

Sincerely,


/s/ Peter M. Whitman, Jr.
Peter M. Whitman, Jr.

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.

A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Yield will fluctuate as market conditions change. An investment in the DSI Money Market portfolio is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

                       For DSI Small Cap Value Portfolio
                          Ten Largest Equity Holdings
                      (as a percentage of the Portfolio)

          1. Actel (4.8%)                           6.  Ross Stores (3.8%)
          2. Mastec (4.7%)                          7.  Tetra Tech (3.6%)
          3. Benchmark Electronics (4.5%)           8.  Hadco (3.6%)
          4. Artesyn Tech (4.3%)                    9.  Excel Technology (3.2%)
          5. Progress Software (4.2%)               10. Cambrex (3.1%)

                      For DSI Disciplined Value Portfolio
                          Ten Largest Equity Holdings
                      (as a percentage of the Portfolio)

          1. BP Amoco (ADR) (4.5%)                  6.  Compaq Computers (3.2%)
          2. Chase Manhattan (4.2%)                 7.  Imperial Chemical
          3. FMC (3.6%)                                  Industries (ADR) (3.2%)
          4. Philips Electronics (3.5%)             8.  Merrill Lynch (2.9%)
          5. United Technologies (3.4%)             9.  Citigroup (2.8%)
                                                    10. Union Pacific (2.8%)

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UAM FUNDS                                                         DSI PORTFOLIOS

--------------------------------------------------------------------------------

                     Definition of the Comparative Indices
                     -------------------------------------

IBC's Money Fund Average/All Taxable is an average of all major money market fund yields, published weekly for 7- and 30-day yields.

Lipper Balanced Fund Index is an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all time a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60% to 40%.

Lipper Equity Income Fund Index

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

S&P Small Cap 600 Index is an unmanaged index comprised of 600 domestic stocks representative of smaller market capitalizations.

  Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

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UAM FUNDS                                          DSI SMALL CAP VALUE PORTFOLIO
                                                   APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 99.3%

                                                        Shares          Value
                                                       --------       ----------

AIR TRANSPORTATION -- 0.8%
   Amtran*.......................................         9,760       $  159,820
                                                                      ----------
CHEMICALS -- 5.6%
   Cambrex.......................................        15,365          629,965
   OM Group......................................        11,150          512,900
                                                                      ----------
                                                                       1,142,865
                                                                      ----------
COMMUNICATIONS EQUIPMENT -- 7.2%
   Andrew*.......................................        16,880          496,905
   Channell Commercial*..........................        15,380          191,289
   InterVoice-Brite*.............................        31,685          506,960
   World Access..................................        17,315          272,711
                                                                      ----------
                                                                       1,467,865
                                                                      ----------
COMPUTERS & SERVICES -- 20.6%
   Artesyn Technologies*.........................        36,660          879,840
   Equinox Systems*..............................        19,695          135,403
   Interphase*...................................        12,000          228,000
   MAPICS........................................        38,575          255,559
   Mastec*.......................................        11,100          958,762
   Progress Software*............................        42,770          855,400
   Sunquest*.....................................        32,200          362,250
   Sybase*.......................................        26,800          541,025
                                                                      ----------
                                                                       4,216,239
                                                                      ----------
ELECTRONICS -- 17.8%
   Act Manufacturing*............................         8,155          296,638
   Benchmark Electronics*........................        23,050          926,322
   Excel Technology..............................        21,035          659,973
   Hadco*........................................         8,900          732,581
   Lecroy*.......................................        20,235          263,055
   Merix.........................................        14,685          321,234
   Performance Technologies......................        12,455          435,147
                                                                      ----------
                                                                       3,634,950
                                                                      ----------
ENTERTAINMENT -- 2.1%
   Penn National Gaming*.........................        34,355          429,437
                                                                      ----------


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                          DSI SMALL CAP VALUE PORTFOLIO
                                                   APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                          Shares        Value
                                                         --------     ----------

ENVIRONMENTAL SERVICES -- 2.9%
   Waste Connections..............................         47,020     $  587,750

FINANCIAL SERVICES -- 9.8%
   Dain Rauscher..................................          3,935        243,724
   Hamilton Bank*.................................         28,665        524,928
   Metris.........................................         14,310        536,625
   Profit Recovery Group International............         27,355        480,422
   Tucker Anthony Sutro...........................         13,100        219,425
                                                                      ----------
                                                                       2,005,124
                                                                      ----------
INSURANCE -- 1.9%
   Radian Group...................................          7,650        389,672
                                                                      ----------
MANUFACTURING -- 4.0%
   Pentair........................................         11,930        456,322
   York International.............................         15,175        366,097
                                                                      ----------
                                                                         822,419
                                                                      ----------
MEDICAL PRODUCTS & SERVICES -- 2.0%
   RehabCare Group*...............................         10,530        313,926
   Sierra Health Services*........................         24,545         87,442
                                                                      ----------
                                                                         401,368
                                                                      ----------
MISCELLANEOUS BUSINESS SERVICES -- 4.3%
   Personnel Group of America*....................         29,130        152,933
   Tetra Tech*....................................         31,205        733,318
                                                                      ----------
                                                                         886,251
                                                                      ----------
PETROLEUM & FUEL PRODUCTS -- 3.4%
   Helmerich & Payne..............................         14,400        450,900
   Noble Affiliates...............................          6,800        245,225
                                                                      ----------
                                                                         696,125
                                                                      ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 1.3%
   Polaroid.......................................         13,235        267,182
                                                                      ----------


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                          DSI SMALL CAP VALUE PORTFOLIO
                                                   APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                          Shares       Value
                                                         --------   -----------

RETAIL -- 8.1%
   Ann Taylor Stores*............................          25,450   $   526,497
   Petsmart*.....................................          65,435       212,664
   Ross Stores...................................          37,385       773,402
   United Retail Group*..........................          16,900       135,200
                                                                    -----------
                                                                      1,647,763
                                                                    -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.9%
   Actel*........................................          26,940       988,361
                                                                    -----------
TRANSPORTATION -- 2.6%
   Intermet......................................          45,450       332,353
   Triumph Group*................................           7,710       207,206
                                                                    -----------
                                                                        539,559
                                                                    -----------
TOTAL COMMON STOCKS
   (Cost $16,868,982)............................                    20,282,750
                                                                    -----------

SHORT-TERM INVESTMENT -- 0.9%

                                                           Face
                                                          Amount       Value
                                                         --------   -----------

REPURCHASE AGREEMENT -- 0.9%
   Chase Securities, Inc. 5.65%, dated 04/28/00,
    due 05/01/00, to be repurchased at $171,081,
    collaterized by $187,407 of a U.S. Treasury Note
    valued at $171,004 (Cost $171,000)...............    $171,000       171,000
                                                                    -----------
   TOTAL INVESTMENTS -- 100.2%
    (Cost $17,039,982) (a)...........................                20,453,750
                                                                    -----------
   OTHER ASSETS AND LIABILITIES, NET -- (0.2%).......                   (32,738)
                                                                    -----------
   TOTAL NET ASSETS -- 100.0%........................               $20,421,012
                                                                    ===========

*   Non-Income Producing Security
(a) The cost for federal income tax purposes was $17,039,982. At April 30, 2000, net unrealized appreciation for all securities based on tax cost was $3,413,768. This consisted of aggregate gross unrealized appreciation for all securities of $5,370,306 and aggregate gross unrealized depreciation for all securities of $1,956,538.


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                        DSI DISCIPLINED VALUE PORTFOLIO
                                                 APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 96.5%

                                                          Shares        Value
                                                         --------     ----------

AIRCRAFT -- 3.4%
   United Technologies...........................          14,176     $  881,570
                                                                      ----------
APPAREL -- 4.1%
   Jones Apparel Group*..........................          15,500        460,156
   Liz Claiborne.................................          13,000        602,062
                                                                      ----------
                                                                       1,062,218
                                                                      ----------
BANKS -- 6.4%
   Bank of America...............................           5,543        271,607
   Chase Manhattan Bank..........................          15,076      1,086,414
   Washington Mutual.............................          11,285        288,473
                                                                      ----------
                                                                       1,646,494
                                                                      ----------
CAPITAL GOODS -- 2.5%
   Tyco International............................          14,000        643,125
                                                                      ----------
CHEMICALS -- 8.2%
   FMC*..........................................          15,700        913,544
   IMC Global....................................          24,600        379,762
   Imperial Chemical Industries ADR..............          23,326        810,579
                                                                      ----------
                                                                       2,103,885
                                                                      ----------
COMPUTERS & SERVICES -- 10.2%
   Compaq Computer...............................          27,733        811,190
   Electronics for Imaging*......................           9,594        501,287
   Ikon Office Solutions.........................          42,475        249,541
   International Business Machines...............           6,010        670,866
   Seagate Technology*...........................           7,700        391,256
                                                                      ----------
                                                                       2,624,140
                                                                      ----------
CRUISE LINES -- 0.9%
   Royal Caribbean Cruises.......................        11,170          232,476
                                                                      ----------
ELECTRICAL SERVICES -- 4.6%
   Niagara Mohawk Holdings*......................        39,300          545,288
   Unicom........................................        15,910          632,423
                                                                      ----------
                                                                       1,177,711
                                                                      ----------


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                        DSI DISCIPLINED VALUE PORTFOLIO
                                                 APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

COMMON  STOCKS - continued

                                                          Shares        Value
                                                         --------     ----------

ELECTRONICS -- 5.9%
   Philips Electronics*......................              19,952     $  890,358
   Synopsys*.................................              15,200        636,500
                                                                      ----------
                                                                       1,526,858
                                                                      ----------
ENERGY -- 6.1%
   BP Amoco ADR..............................              22,416      1,143,216
   Exxon Mobil...............................               5,300        411,744
                                                                      ----------
                                                                       1,554,960
                                                                      ----------
ENVIRONMENTAL SERVICES -- 1.5%
   Waste Management*.........................              24,000
                                                                         381,000
                                                                      ----------
FINANCIAL SERVICES -- 10.2%
   Citigroup.................................              12,197        724,959
   Fannie Mae................................              10,400        627,250
   Merrill Lynch.............................               7,200        733,950
   Morgan Stanley Dean Witter................               7,029        539,476
                                                                      ----------
                                                                       2,625,635
                                                                      ----------
FOOD,BEVERAGE & TOBACCO -- 2.1%
   Philip Morris.............................              11,200        245,000
   Tricon Global Restaurants*................               8,290        282,896
                                                                      ----------
                                                                         527,896
                                                                      ----------
HEALTHCARE -- 1.8%
   Tenet Healthcare*.........................              18,600        474,300
                                                                      ----------
INSURANCE -- 4.3%
   CIGNA.....................................               6,300        502,425
   UnumProvident.............................              21,200        360,400
   Wellpoint Health Networks.................               3,300        243,375
                                                                      ----------
                                                                       1,106,200
                                                                      ----------
MEDICAL PRODUCTS -- 2.2%
   Johnson & Johnson.........................               6,700        552,750
                                                                      ----------


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                        DSI DISCIPLINED VALUE PORTFOLIO
                                                 APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

COMMON  STOCKS - continued

                                                          Shares        Value
                                                         --------     ----------

PAPER & PAPER PRODUCTS -- 4.3%
   Boise Cascade...................................         8,500     $  276,781
   Fort James......................................        17,210        411,964
   Smurfit-Stone Container*........................        12,128        184,194
   Temple-Inland...................................         4,800        240,600
                                                                      ----------
                                                                       1,113,539
                                                                      ----------
PHARMACEUTICALS -- 2.0%
   American Home Products..........................         9,152        514,228
                                                                      ----------
PRINTING & PUBLISHING -- 2.4%
   Reader's Digest, Cl A...........................        19,200        614,400
                                                                      ----------
RAILROADS -- 2.8%
   Union Pacific...................................        17,100        720,338
                                                                      ----------
RETAIL -- 4.2%
   Federated Department Stores*....................        13,100        445,400
   J.C. Penney.....................................        13,918        192,242
   TJX.............................................        22,672        435,019
                                                                      ----------
                                                                       1,072,661
                                                                      ----------
TELEPHONES & TELECOMMUNICATION -- 6.4%
   AT&T............................................        11,240        524,768
   Centurytel......................................        13,000        318,500
   GTE.............................................         4,647        314,834
   SBC Communications..............................        10,900        477,556
                                                                      ----------
                                                                       1,635,658
                                                                      ----------
TOTAL COMMON STOCKS
   (Cost $25,203,647)..............................                   24,792,042
                                                                      ----------


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                        DSI DISCIPLINED VALUE PORTFOLIO
                                                 APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 3.5%

                                                             Face
                                                            Amount      Value
                                                           --------  -----------

REPURCHASE AGREEMENT -- 3.5%
  Chase Securities, Inc. 5.65%, dated 04/28/00,
    due 05/01/00, to be repurchased at $895,421,
    collateralized by $980,874 of a U.S. Treasury Note
    valued at $895,020 (Cost $895,000)...................  $895,000  $   895,000
                                                                     -----------
  TOTAL INVESTMENTS -- 100.0%
    (Cost $26,098,647) (a)...............................             25,687,042
                                                                     -----------
  OTHER ASSETS AND LIABILITIES, NET -- 0.0%..............                 10,892
                                                                     -----------
  TOTAL NET ASSETS -- 100.0%.............................            $25,697,934
                                                                     ===========

  *   Non-Income Producing Security
ADR   American Depositary Receipt
 Cl   Class
(a) The cost for federal income tax purposes was $26,098,647. At April 30, 2000, net unrealized depreciation for all securities based on tax cost was $411,605. This consisted of aggregate gross unrealized appreciation for all securities of $2,851,216 and aggregate gross unrealized depreciation for all securities of $3,262,821.


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                             DSI BALANCED PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 63.5%

                                                          Shares        Value
                                                         --------     ----------

AIRCRAFT -- 2.1%
  United Technologies...........................            6,300     $  391,781
                                                                      ----------
APPAREL -- 2.4%
  Jones Apparel Group*..........................            6,600        195,937
  Liz Claiborne.................................            5,200        240,825
                                                                      ----------
                                                                         436,762
                                                                      ----------
BANKS -- 3.7%
  Bank of America...............................            2,561        125,489
  Chase Manhattan Bank..........................            5,900        425,169
  Washington Mutual.............................            5,147        131,570
                                                                      ----------
                                                                         682,228
                                                                      ----------
CAPITAL GOODS -- 1.5%
  Tyco International............................            6,200        284,813
                                                                      ----------
CHEMICALS -- 5.4%
  Cambrex.......................................            3,300        135,300
  FMC...........................................            6,200        360,762
  IMC Global....................................            6,700        103,431
  Imperial Chemical Industries..................            6,600        229,350
  OM Group......................................            3,400        156,400
                                                                      ----------
                                                                         985,243
                                                                      ----------
COMMUNICATIONS EQUIPMENT -- 0.1%
  InterVoice-Brite*.............................            1,120         17,850
                                                                      ----------
COMPUTERS & SERVICES -- 7.3%
  Artesyn Technologies*.........................            8,900        215,825
  Compaq Computer...............................           11,060        323,505
  Electronics for Imaging*......................            4,062        212,240
  Ikon Office Solutions.........................           18,110        106,396
  International Business Machines...............            2,700        301,387
  Seagate Technology*...........................            3,400        172,762
                                                                      ----------
                                                                       1,332,115
                                                                      ----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             DSI BALANCED PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                         Shares         Value
                                                        --------      ----------

ELECTRICAL SERVICES -- 2.6%
  Niagara Mohawk Holdings.........................        15,000      $  208,125
  Unicom..........................................         6,800         270,300
                                                                      ----------
                                                                         478,425
                                                                      ----------
ELECTRONICS -- 3.8%
  Oak Industries..................................         4,675          97,298
  Philips Electronics.............................         7,688         343,077
  Synopsys*.......................................         6,000         251,250
                                                                      ----------
                                                                         691,625
                                                                      ----------
ENERGY -- 3.5%
  BP Amoco ADR....................................         9,012         459,612
  Exxon Mobil.....................................         2,300         178,681
                                                                      ----------
                                                                         638,293
                                                                      ----------
ENVIRONMENTAL SERVICES -- 1.7%
  Waste Connections*..............................        10,700         133,750
  Waste Management................................        10,800         171,450
                                                                      ----------
                                                                         305,200
                                                                      ----------
FINANCIAL SERVICES -- 6.1%
  Citigroup.......................................         5,248         311,928
  Fannie Mae......................................         4,200         253,312
  Merrill Lynch...................................         3,200         326,200
  Morgan Stanley, Dean Witter, Discover...........         2,986         229,175
                                                                      ----------
                                                                       1,120,615
                                                                      ----------
FOOD,BEVERAGE & TOBACCO -- 1.3%
  Philip Morris...................................         5,200         113,750
  Tricon Global Restaurants*......................         3,865         131,893
                                                                      ----------
                                                                         245,643
                                                                      ----------
INSURANCE -- 2.7%
  CIGNA...........................................         2,800         223,300
  UnumProvident...................................         9,700         164,900
  Wellpoint Health Networks*......................         1,500         110,625
                                                                      ----------
                                                                         498,825
                                                                      ----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             DSI BALANCED PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                          Shares        Value
                                                         --------     ----------

MEDICAL PRODUCTS & SERVICES -- 2.4%
  Johnson & Johnson.................................        3,000     $  247,500
  Tenet Healthcare*.................................        7,400        188,700
                                                                      ----------
                                                                         436,200
                                                                      ----------
PAPER & PAPER PRODUCTS -- 2.7%
  Boise Cascade.....................................        3,850        125,366
  Fort James........................................        7,200        172,350
  Smurfit-Stone Container*..........................        6,200         94,162
  Temple-Inland.....................................        2,250        112,781
                                                                      ----------
                                                                         504,659
                                                                      ----------
PHARMACEUTICALS -- 1.2%
  American Home Products............................        3,775        212,108
                                                                      ----------
PRINTING & PUBLISHING -- 1.4%
  Reader's Digest, Cl A.............................        8,200        262,400
                                                                      ----------
RAILROADS -- 1.2%
  Union Pacific.....................................        5,050        212,731
                                                                      ----------
RETAIL -- 2.5%
  Federated Department Stores*......................        5,200        176,800
  J.C. Penney.......................................        6,200         85,637
  TJX...............................................        9,793        187,903
                                                                      ----------
                                                                         450,340
                                                                      ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.1%
  Actel*............................................        5,500        202,469
                                                                      ----------
SOFTWARE/SERVICES -- 1.2%
  MAPICS*...........................................        8,000         53,000
  Progress Software*................................        8,200        164,000
                                                                      ----------
                                                                         217,000
                                                                      ----------
TELEPHONES & TELECOMMUNICATION -- 5.0%
  AT&T .............................................        4,825        225,267
  Centurytel........................................        5,430        133,035
  GTE...............................................        1,820        123,305
  Mastec*...........................................        2,600        224,575
  SBC Communications................................        4,800        210,300
                                                                      ----------
                                                                         916,482
                                                                      ----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             DSI BALANCED PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                          Shares        Value
                                                         --------    -----------

WHOLESALE -- 0.6%
   Performance Technologies*......................          2,920    $   102,017
                                                                     -----------
   TOTAL COMMON STOCKS
     (Cost $11,511,881)...........................                    11,625,824
                                                                     -----------

CORPORATE BONDS -- 13.7%

                                                           Face
                                                          Amount
                                                         --------

COMPUTERS & SERVICES -- 0.8%
   First Data MTN.................................
     6.375%, 12/15/07 ............................        150,000        140,020
                                                                     -----------
FINANCIAL SERVICES -- 1.2%
   Leucadia National
     7.750%, 08/15/13 ............................        250,000        230,312
                                                                     -----------
INSURANCE -- 0.4%
   First Colony
     6.625%, 08/01/03 ............................         85,000         82,769
                                                                     -----------
RETAIL -- 2.7%
   Harcourt General
     8.875%, 06/01/22 ............................        250,000        250,313
   Kroger
     7.150%, 03/01/03 ............................        250,000        241,875
                                                                     -----------
                                                                         492,188
                                                                     -----------
TELEPHONES & TELECOMMUNICATION -- 2.3%
   Cable & Wireless Communications
     6.750%, 12/01/08 ............................        250,000        246,563
   GTE Hawaiian Telephone
     7.375%, 09/01/06 ............................        175,000        171,500
                                                                     -----------
                                                                         418,063


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             DSI BALANCED PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

CORPORATE BONDS - continued

                                                          Face
                                                         Amount         Value
                                                        --------      ----------

UTILITIES -- 6.3%
   Boston Edison
      6.800%, 03/15/03.............................      325,000      $  319,313
   Emerson Electric
      5.500%, 09/15/08.............................      200,000         177,750
   Kansas Gas & Electric
      6.200%, 01/15/06.............................      250,000         191,426
   Potomac Electric Power
      6.250%, 10/15/07.............................      500,000         470,625
                                                                      ----------
                                                                       1,159,114
                                                                      ----------
   TOTAL CORPORATE BONDS
      (Cost $2,695,124)............................                    2,522,466
                                                                      ----------

U.S. TREASURY OBLIGATIONS -- 3.1%

                                                          Face
                                                         Amount         Value
                                                        --------      ----------

   U.S. Treasury Bond
      4.750%, 02/15/04.............................     $150,000         141,000
   U.S. Treasury Notes
      5.625%, 02/28/01.............................      150,000         149,034
      5.750%, 08/15/03.............................       50,000          48,741
      6.250%, 08/15/23.............................      125,000         125,059
   U.S. Treasury STRIPS
      0.000%, 11/15/04.............................      150,000         112,106
                                                                      ----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $529,131)..............................                      575,940
                                                                      ----------
U.S. GOVERNMENT AGENCY OBLIGATION -- 1.6%

   Indonesia AID
      9.020%, 08/01/19 (Cost $323,416).............      297,204         287,417
                                                                      ----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             DSI BALANCED PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS -- 14.9%

                                                                          Face
                                                                         Amount         Value
                                                                        --------     -----------
   Federal Home Loan Mortgage Corporation
      6.500%, 12/01/14.............................................     $196,492     $   188,078
      8.000%, 03/01/28.............................................      380,197         380,197
      7.000%, 10/01/29.............................................      394,439         377,798
   Federal National Mortgage Association
      7.000%, 11/01/11.............................................      315,173         308,081
      9.000%, 06/01/25.............................................       30,486          31,315
      9.000%, 06/01/25.............................................       88,400          90,803
      6.500%, 07/01/26.............................................      337,073         314,530
      7.000%, 10/01/27.............................................      123,509         118,144
      6.500%, 06/01/28.............................................      321,319         299,829
      6.000%, 07/01/28.............................................      569,386         515,471
   Federal National Mortgage Association, Ser 1998-M4, Cl B REMIC
      6.424%, 12/25/23.............................................      100,000          95,075
                                                                                     -----------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS
      (Cost $2,827,119)............................................                    2,719,321
                                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.1%

   The Money Store Home Equity Trust, Ser 1996-B Cl A7
      7.550%, 06/15/20.............................................      148,614         148,342
   The Money Store Home Equity Trust, Ser 1997-D Cl AF7
      6.485%, 12/15/38.............................................      250,000         237,208
   UCFC Home Equity Loan, Ser 1995-C1 Cl A3
      6.775%, 09/10/17.............................................        7,600           7,512
                                                                                     -----------
   COLLATERALIZED MORTGAGE OBLIGATIONS
      (Cost $410,290)..............................................                      393,062
                                                                                     -----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             DSI BALANCED PORTFOLIO
                                                      APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.0%

                                                          Face
                                                         Amount         Value
                                                        --------     -----------

   Chase Securities, Inc. 5.62%, dated 04/28/00,
     due 05/01/00, to be repurchased at $159,075,
     collateralized by $174,256 of a U.S. Treasury
     Note valued at $159,004.........................   $159,000     $   159,000
   U.S. Treasury Bill (A)+
     5.640%, 07/27/00................................     15,000          14,796
                                                                     -----------
   TOTAL SHORT-TERM INVESTMENTS
        (Cost$173,798)...............................                    173,796
                                                                     -----------
   TOTAL INVESTMENTS -- 99.9%
        (Cost $18,470,759) (a).......................                 18,297,826
                                                                     -----------
   OTHER ASSETS AND LIABILITIES, NET -- (0.1%).......                     10,383
                                                                     -----------
   TOTAL NET ASSETS -- 100.0%........................                $18,308,209
                                                                     ===========

     + All or a portion of this security was pledged to cover margin requirements for open future contracts.

     *    Non-Income Producing Security

   (A) The rate reported on the Statement of Net Assets is the effective yield as of April 30, 2000.

   ADR    American Depositary Receipt

   AID    Agency for International Development

    Cl    Class

   MTN    Medium Term Note

 REMIC    Real Estate Mortgage Investment Conduit

   Ser    Series

STRIPS    Separately Traded Registered Interest and Principal Securities

   (a) The cost for federal income tax purposes was $18,470,759. At April 30, 2000, net unrealized depreciation for all securities based on tax cost was $172,933. This consisted of aggregate gross unrealized appreciation for all securities of $1,532,947 and aggregate gross unrealized depreciation for all securities of $1,705,880.


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    DSI LIMITED MATURITY BOND PORTFOLIO
                                             APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
CORPORATE BONDS AND NOTES - 26.5%

                                                          Face
                                                         Amount         Value
                                                       ----------    -----------

BANKS -- 1.4%
   Northern Trust
      6.625%, 10/01/03..............................   $  250,000    $   242,660
                                                                     -----------
TELECOMMUNICATIONS -- 2.9%
   Cable & Wireless Communications
      6.750%, 03/06/08..............................      500,000        493,750
                                                                     -----------
ENTERTAINMENT -- 0.0%
   Time Warner
      9.125%, 01/15/13..............................        5,000          5,356
                                                                     -----------
FINANCIAL SERVICES -- 2.7%
   Finova Capital
       6.900%, 06/19/04.............................      520,000        466,700
                                                                     -----------
INDUSTRIAL -- 16.0%
   D.R. Horton
      8.000%, 02/01/09..............................      250,000        211,250
   Harcourt General
      8.875%, 06/01/22..............................      500,000        500,625
   Philip Morris
      6.950%, 06/01/06..............................      800,000        783,052
   Phillips Petroleum
      9.180%, 09/15/21..............................      600,000        592,500
   U.S. Home
      7.950%, 03/01/01..............................      250,000        249,317
   Xerox
      5.875%, 06/15/37..............................      400,000        399,500
                                                                     -----------
                                                                       2,736,244
                                                                     -----------
MEDICAL PRODUCTS & SERVICES -- 2.6%
   Columbia/HCA Healthcare
      8.360%, 04/15/24..............................      500,000        452,500
                                                                     -----------
UTILITIES-ELECTRIC -- 0.9%
   Limestone Electron Trust
      8.625%, 03/15/03..............................      150,000        149,438
                                                                     -----------
   TOTAL CORPORATE BONDS AND NOTES
      (Cost $4,763,517).............................                   4,546,648
                                                                     -----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    DSI LIMITED MATURITY BOND PORTFOLIO
                                             APRIL 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 9.4%

                                                                    Face
                                                                   Amount          Value
                                                                 ----------     -----------
   U.S. Treasury Bond
      4.750%, 02/15/04.......................................    $  375,000     $   352,500
   U.S. Treasury Notes
      4.625%, 11/30/00.......................................       375,000         371,186
      5.625%, 02/28/01.......................................       900,000         894,204
                                                                                -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $1,638,883)......................................                     1,617,890
                                                                                -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.4%

   Federal Home Loan Mortgage Corporation
      7.050%, 06/08/05.......................................       850,000         828,656
      6.570%, 07/30/08.......................................     1,000,000         933,360
      6.540%, 08/26/08.......................................       500,000         465,686
      6.435%, 09/08/08.......................................       500,000         463,105
      6.250%, 01/21/09.......................................       500,000         457,010
      8.500%, 11/01/24.......................................       443,487         450,414
                                                                                -----------
   Indonesia AID
      9.020%, 08/01/19.......................................       594,408         574,834
                                                                                -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $4,464,899)......................................                     4,173,065
                                                                                -----------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 16.5%

   Federal National Mortgage Association
      6.500%, 03/01/13.......................................     1,114,931       1,067,189
      9.500%, 08/01/21.......................................       139,054         145,833
      9.000%, 06/01/25.......................................       238,118         244,590
      7.000%, 10/01/27.......................................       683,144         653,468
   Federal National Mortgage Association, Ser 1998-M2, Cl B
      6.247%, 03/17/21.......................................       770,000         712,966
                                                                                -----------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
      (Cost $2,967,849)......................................                     2,824,046
                                                                                -----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   DSI LIMITED MATURITY BOND PORTFOLIO
                                            APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - 10.1%

                                                                             Face
                                                                            Amount                Value
                                                                          --------             -----------
American Express Credit Account Master Trust, Ser 1998-1, C1 A5
     5.360%, 01/17/06 ..............................................       800,000             $   799,328
Discover Card Master Trust I, Ser 98-6, C1 A
     5.850%, 01/17/06 ..............................................       400,000                 381,960
The Money Store, Ser 1997-D, C1 AF7
     6.485%, 12/15/38 ..............................................       585,000                 555,066
                                                                                               -----------
TOTAL ASSET-BACKED SECURITIES
     (Cost $1,778,772) .............................................                             1,736,354
                                                                                               -----------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.1%

Advanta Mortgage Loan Trust, Ser 1996-2, C1 A3
     7.440%, 08/25/18 ..............................................       246,646                 245,854
Deutsche Mortgage and Asset Receiving, Ser 1998-C1, C1 A2
     6.538%, 02/15/08 ..............................................       700,000                 649,168
Merrill Lynch Mortgage Investors STRIPS, Ser 1994-A, C1 A4
     0.000%, 02/15/09 ..............................................        13,781                  13,313
Money Store Home Equity Trust, Ser 96-B, C1 A7
     7.550%, 06/15/20 ..............................................       487,638                 486,746
                                                                                               -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
     (Cost $1,461,176) .............................................                             1,395,081
                                                                                               -----------

SHORT-TERM INVESTMENTS -- 2.7%

                                                                                                  Value
                                                                                               -----------
Caisse Centrale Commercial Paper
     6.062%, 05/15/00 ..............................................      $454,000                 452,935
U.S. Treasury Bill (A) +
     5.639%, 07/27/00 ..............................................        10,000                   9,864
                                                                                               -----------
TOTAL SHORT-TERM INVESTMENTS
     (Cost $462,801) ...............................................                               462,799
                                                                                               -----------
TOTAL INVESTMENTS -- 97.7%
     (Cost $17,537,897) (a) ........................................                            16,755,883
                                                                                               -----------
OTHER ASSETS AND LIABILITIES, NET -- 2.3% ..........................                               387,721
                                                                                               -----------
TOTAL NET ASSETS -- 100.0% .........................................                           $17,143,604
                                                                                               ===========


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   DSI LIMITED MATURITY BOND PORTFOLIO
                                            APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

     +    All or a portion of this security was pledged to cover margin requirements for open future contracts.

    (A)   The rate reported on the Statement of Net Assets is the effective yield as of April 30, 2000.
    AID   Agency for International Development
     Cl   Class
    Ser   Series
 STRIPS   Separately Traded Registered Interest and Principal Securities
    (a)   The cost for federal income tax purposes was $17,537,897. At April 30, 2000, net unrealized depreciation for all securities based on tax cost was $782,014. This consisted of aggregate gross unrealized appreciation for all securities of $4,071 and aggregate gross unrealized depreciation for all securities of $786,085.


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            DSI MONEY MARKET PORTFOLIO
                                                     APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMERCIAL PAPER - 94.9%
                                                       Face          Amortized
                                                      Amount            Cost
                                                    ----------      ------------
AUTOMOTIVE -- 4.4%
  Volkswagon America
     6.000%, 05/01/00.........................      $4,500,000      $  4,500,000
                                                                    ------------
CHEMICALS -- 6.7%
  Dupont Ei Nemours
     6.100%, 06/08/00.........................       1,000,000           993,561
     6.010%, 10/16/00.........................       2,000,000         1,943,907
  Monsanto
     6.210%, 06/13/00.........................       4,000,000         3,970,330
                                                                    ------------
                                                                       6,907,798
                                                                    ------------

ELECTRICAL SERVICES -- 3.9%
  Duke Energy
     6.000%, 05/01/00.........................       4,000,000         4,000,000
                                                                    ------------
FINANCIAL SERVICES -- 35.2%
  American Express
     6.000%, 05/03/00.........................       4,500,000         4,498,500
  American General Finance
     5.930%, 05/30/00.........................       4,000,000         3,980,892
  Caterpillar Financial
     6.130%, 11/14/00.........................       2,000,000         1,932,910
  Cooperative Associates
     6.020%, 05/04/00.........................       1,095,000         1,094,451
     5.970%, 07/21/00.........................       2,000,000         1,973,135
  CSW Credit
     6.050%, 05/01/00.........................       4,000,000         4,000,000
  GE Capital
     6.240%, 10/05/00.........................       4,000,000         3,891,147
  GMAC
     6.070%, 05/03/00.........................       3,200,000         3,198,921


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            DSI MONEY MARKET PORTFOLIO
                                                     APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

COMMERCIAL PAPER - continued


                                                Face       Amortized
                                               Amount         Cost
                                            -----------   -----------
FINANCIAL SERVICES -- continued
   Goldman Sachs
     6.010%, 05/15/00 ...................   $ 4,000,000   $ 3,990,651
   Merrill Lynch
     6.220%, 08/24/00 ...................     4,000,000     3,920,522
   National Rural Utilities
     6.153%, 06/05/00 ...................     3,660,000     3,638,365
                                                          -----------
                                                           36,119,494
                                                          -----------
FOOD, BEVERAGE & TOBACCO -- 6.8%
   Archer Daniels
     6.010%, 05/19/00 ...................     4,000,000     3,987,980
   Coca Cola
     6.000%, 05/10/00 ...................     3,000,000     2,995,500
                                                          -----------
                                                            6,983,480
                                                          -----------
GAS UTILITIES -- 1.9%
   Consolidated Natural Gas
     6.130%, 05/03/00 ...................     2,000,000     1,999,319
                                                          -----------
HOUSEHOLD PRODUCTS -- 3.9%
   Sherwin-Williams
     6.180%, 06/20/00 ...................     4,000,000     3,965,667
                                                          -----------
INSURANCE -- 3.9%
   Northern Rock
     6.110%, 06/06/00 ...................     4,000,000     3,975,560
                                                          -----------
LEASING & RENTING -- 3.9%
   International Lease Financing
     6.000%, 05/02/00 ...................     3,000,000     2,999,500
     5.860%, 05/03/00 ...................     1,000,000       999,674
                                                          -----------
                                                            3,999,174
                                                          -----------
OFFICE AUTOMATION & EQUIPMENT -- 3.9%
   Pitney Bowes
     6.050%, 05/01/00 ...................     4,000,000     4,000,000
                                                          -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            DSI MONEY MARKET PORTFOLIO
                                                     APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

COMMERCIAL PAPER - continued


                                                    Face       Amortized
                                                   Amount         Cost
                                                -----------   -----------
PETROLEUM REFINING -- 3.9%
   Exxon Project
     6.050%, 05/15/00 .......................   $ 4,000,000   $ 3,990,589
                                                              -----------
PHARMACEUTICALS -- 3.9%
   American Home Products
     6.040%, 05/01/00 .......................     4,000,000     4,000,000
                                                              -----------
PROFESSIONAL SERVICES -- 3.9%
   Nordbanken
     5.890%, 05/08/00 .......................     4,000,000     3,995,419
                                                              -----------
REAL ESTATE -- 2.9%
   USAA Capital
     5.860%, 05/11/00 .......................     3,000,000     2,995,117
                                                              -----------
TELECOMMUNICATIONS -- 5.8%
   AT&T
     5.940%, 05/02/00 .......................     4,000,000     3,999,340
   GTE Funding
     6.010%, 05/08/00 .......................     2,000,000     1,997,663
                                                              -----------
                                                                5,997,003
                                                              -----------
   TOTAL COMMERCIAL PAPER
     (Cost $97,428,620) .....................                  97,428,620
                                                              -----------
U.S.GOVERNMENT AGENCY OBLIGATIONS -- 7.7%

   Federal Home Loan Bank Discount Note
     5.600%, 05/01/00 .......................       870,000       870,000
     5.800%, 05/05/00 .......................     6,000,000     5,996,133
   Federal Home Loan Mortgage Discount Note
     5.300%, 05/01/00 .......................     1,040,000     1,040,000
                                                              -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $7,906,133) ......................                   7,906,133
                                                              -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            DSI MONEY MARKET PORTFOLIO
                                                     APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITY -- 3.6%

                                                            Shares         Value
                                                         -----------   -------------
   CNH Equipment Trust, Ser 2000-1, C1 A1 A
     6.178%, 04/09/01 (Cost $3,665,353) .............      3,665,353   $   3,665,353
                                                                       -------------
   TOTAL INVESTMENTS -- 106.2%
     (Cost $109,000,106) (a) ........................                    109,000,106
                                                                       -------------
   OTHER ASSETS AND LIABILITIES, NET -- (6.2%) ......                     (6,337,086)
                                                                       -------------
   TOTAL NET ASSETS -- 100.0% .......................                  $ 102,663,020
                                                                       =============

Cl  Class
Ser Series
(a) Aggregate cost for federal income tax purposes

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             DSI PORTFOLIOS
                                                      APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                 DSI
                                             DSI              DSI                              Limited           DSI
                                           Small Cap       Disciplined         DSI            Maturity          Money
                                             Value            Value          Balanced           Bond            Market
                                           Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                         -------------    -------------    -------------    -------------    -------------
Assets
Investments, at Cost .................    $17,039,982      $26,098,647      $18,470,759      $17,537,897    $109,000,106
                                          ===========      ===========      ===========      ===========    ============
Investments, at Value -- Note A ......    $20,453,750      $25,687,042      $18,297,826      $16,755,883    $109,000,106
Foreign Currency, at Value (Cost $244
    and $622, respectively) ..........             --               --              227              578              --
Cash .................................            636            8,036           17,051          190,709             402
Receivable for Portfolio Shares Sold .         13,858            1,070              550            1,247          99,860
Dividends and Interest Receivable ....          1,989           54,511          116,467          221,911          10,064
Receivable for Daily Variation
    on Futures Contracts .............             --               --              125              375              --
Other Assets .........................          2,147            8,624            4,053            4,387          16,404
                                          -----------      -----------      -----------      -----------    ------------
    Total Assets .....................     20,472,380       25,759,283       18,436,299       17,175,090     109,126,836
                                          -----------      -----------      -----------      -----------    ------------

Liabilities
Payable for Investment Advisory Fees
    -- Note B ........................         13,988           16,033           18,243            6,447          15,904
Payable for Administrative Fees
    -- Note C ........................          5,580            8,937            7,930            6,799           9,712
Payable for Custodian Fees-- Note D ..          4,683           14,490            9,095            1,723           3,314
Payable for Portfolio Shares Redeemed              --            1,479           65,806               --       5,909,024
Distribution and Service Fees Payable
    -- Note E ........................             --            2,844               --               --              --
Payable for Directors' Fees-- Note G .            482              392              824              707           1,469
Payable for Distributions ............             --               --               --               --         497,487
Other Liabilities ....................         26,634           17,174           26,192           15,810          26,906
                                          -----------      -----------      -----------      -----------    ------------
Total Liabilities ....................         51,367           61,349          128,090           31,486       6,463,816
                                          -----------      -----------      -----------      -----------    ------------
Net Assets ...........................    $20,421,013      $25,697,934      $18,308,209      $17,143,604    $102,663,020
                                          ===========      ===========      ===========      ===========    ============
Net Assets Consist of:
Paid in Capital ......................     15,822,410       31,124,034       20,251,706       20,636,688     102,677,810
Undistributed Net Investment Income
    (Loss) ...........................       (107,524)         (21,786)          24,290           75,531           1,895
Accumulated Net Realized Gain
    (Loss) ...........................      1,292,359       (4,992,709)      (1,796,556)      (2,791,713)        (16,685)
Unrealized Appreciation (Depreciation)      3,413,768         (411,605)        (171,231)        (776,902)             --
                                          -----------      -----------      -----------      -----------    ------------
Net Assets ...........................    $20,421,013      $25,697,934      $18,308,209      $17,143,604    $102,663,020
                                          ===========      ===========      ===========      ===========    ============
Institutional Class Shares
Net Assets ...........................     20,421,013       25,672,125       18,308,209       17,143,604     102,663,020
Shares Issued and Outstanding ($0.001
    par value) (Authorized 25,000,000)      1,598,749        3,031,942        2,246,445        1,962,670     102,663,020
Net Asset Value, Offering and
    Redemption Price Per Share .......    $     12.77      $      8.47      $      8.15      $      8.73    $       1.00
                                          ===========      ===========      ===========      ===========    ============
Institutional Service Class Shares
Net Assets ...........................    $        --      $    25,809      $        --      $        --    $         --
Shares Issued and Outstanding
    ($0.001 par value)
    (Authorized 10,000,000) ..........             --            3,039               --               --              --
Net Asset Value, Offering and
    Redemption Price Per Share .......    $        --      $      8.49      $        --      $        --    $         --
                                          ===========      ===========      ===========      ===========    ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             DSI PORTFOLIOS
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                DSI                                            DSI
                                               Small            DSI                          Limited        DSI
                                                Cap         Disciplined         DSI          Maturity      Money
                                               Value           Value          Balanced         Bond        Market
                                             Portfolio       Portfolio       Portfolio      Portfolio     Portfolio
                                            -----------    ------------     -----------     ---------    -----------
Investment Income
Dividends................................   $    27,341    $    254,724     $   105,996     $      --    $        --
Interest.................................        18,550          11,382         309,137       600,788      3,282,963
Less: Foreign Taxes Withheld.............            --          (5,716)         (2,369)           --             --
                                            -----------    ------------     -----------     ---------    -----------
   Total Income..........................        45,891         260,390         412,764       600,788      3,282,963
                                            -----------    ------------     -----------     ---------    -----------
Expenses
Investment Advisory Fees - Note B........        80,461         111,729          64,682        41,950        221,073
Administrative Fees - Note C.............        43,644          66,393          48,524        45,864         70,629
Custodian Fees - Note D..................         5,579          17,901           9,484         6,761         14,328
Distribution and Service Plan Fees
   Institutional Service Class - Note E..            --             609              --            --             --
Directors' Fees - Note G.................         1,307           1,773           1,618         1,503          2,362
Audit Fees...............................         6,732           8,175           4,794         7,107          6,863
Legal Fees...............................           450           2,117           1,232           950          6,432
Printing Fees............................         7,979           3,986           3,911         3,915          4,679
Registration and Filing Fees.............        14,447           8,181           9,693         6,514         10,035
Shareholder Servicing Fees...............           948           4,421          24,288           129         28,417
Other Expenses...........................         2,083          11,291           7,972         7,602         13,199
Investment Advisory Fees Waived -
   Note B................................        (9,466)             --              --            --       (121,590)
                                            -----------    ------------     -----------     ---------    -----------
Net Expenses Before Expense Offset.......       154,164         236,576         176,198       122,295        256,427
                                            -----------    ------------     -----------     ---------    -----------
Expense Offset - Note A..................          (749)           (369)             (4)       (2,830)        (3,703)
                                            -----------    ------------     -----------     ---------    -----------
   Net Expenses After Expense
   Offset................................       153,415         236,207         176,194       119,465        252,724
                                            -----------    ------------     -----------     ---------    -----------
Net Investment Income (Loss).............      (107,524)         24,183         236,570       481,323      3,030,239
                                            -----------    ------------     -----------     ---------    -----------
Net Realized Gain (Loss) on:
   Investments...........................     1,664,714      (4,535,137)     (1,665,388)     (339,877)        (2,999)
   Futures Contracts.....................            --              --           1,684         5,277             --
                                            -----------    ------------     -----------     ---------    -----------
Net Realized Gain (Loss) on
   Investment and Future Contracts.......     1,664,714      (4,535,137)     (1,663,704)     (334,600)        (2,999)
                                            -----------    ------------     -----------     ---------    -----------
Net Change in Unrealized
   Appreciation (Depreciation) on:
   Investments...........................     3,960,519       3,305,911       1,141,450        11,796             --
   Foreign Exchange Translations.........            --              --             (13)          (38)            --
   Futures Contracts.....................            --              --           2,577         5,393             --
                                            -----------    ------------     -----------     ---------    -----------
Net Change in Unrealized
   Appreciation (Depreciation)...........     3,960,519       3,305,911       1,144,014        17,151             --
                                            -----------    ------------     -----------     ---------    -----------
Net Gain (Loss)..........................     5,625,233      (1,229,226)       (519,690)     (317,449)        (2,999)
                                            -----------    ------------     -----------     ---------    -----------
Net Increase (Decrease) in Net Assets
   Resulting from Operations.............   $ 5,517,709    $ (1,205,043)    $  (283,120)    $ 163,874    $ 3,027,240
                                            ===========    ============     ===========     =========    ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                          DSI SMALL CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                         Six Months             December 16,
                                                                           Ended                  1998* to
                                                                       April 30, 2000           October 31,
                                                                        (Unaudited)                 1999
                                                                       --------------           ------------
Increase (Decrease) in Net  Assets
Operations:
    Net Investment Loss.........................................         $   (107,524)          $   (158,979)
    Net Realized Gain (Loss)....................................            1,664,714               (372,355)
    Net Change in Unrealized Appreciation (Depreciation)........            3,960,519               (546,751)
                                                                       --------------           ------------
    Net Increase (Decrease) in Net Assets Resulting
      from Operations...........................................            5,517,709             (1,078,085)
                                                                       --------------           ------------
Capital Share Transactions  - Note J:
Institutional Class:
    Issued......................................................            2,290,473             17,491,674
    Redeemed....................................................           (3,280,309)              (520,449)
                                                                       --------------           ------------
    Net Increase (Decrease) from Capital Share Transactions:....             (989,836)            16,971,225
                                                                       --------------           ------------
      Total Increase............................................            4,527,873             15,893,140
Net Assets:
    Beginning of Period.........................................           15,893,140                     --
                                                                       --------------           ------------

    End of Period (including undistributed net investment
      income of ($107,524) and $0, respectively)................         $ 20,421,013           $ 15,893,140
                                                                       ==============           ============

* Commencement of Operations

    The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        DSI DISCIPLINED VALUE PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                   Six Months            Year Ended
                                                                 April 30,2000           October 31,
                                                                  (Unaudited)               1999
                                                                 -------------          ------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income.......................................   $      24,183          $    678,619
  Net Realized Gain (Loss)....................................      (4,535,137)            5,588,615
  Net Change in Unrealized
    Appreciation (Depreciation)...............................       3,305,911            (5,103,926)
                                                                 -------------          ------------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations...........................................      (1,205,043)            1,163,308
                                                                 -------------          ------------
Distributions:
  Net Investment Income:
    Institutional Class.......................................        (146,422)             (663,362)
    Institutional Service Class...............................             (13)              (75,165)
  Net Realized Gain:
    Institutional Class.......................................      (5,783,647)           (7,217,145)
    Institutional Service Class...............................          (1,972)           (1,845,173)
                                                                 -------------          ------------
  Total Distributions.........................................      (5,932,054)           (9,800,845)
                                                                 -------------          ------------
Capital Share Transactions - Note J:
Institutional Class:
  Issued......................................................       2,944,788            10,958,386
  In Lieu of Cash Distributions...............................       5,674,977             7,838,345
  Redeemed....................................................     (15,002,551)          (41,532,201)
                                                                 -------------          ------------
  Net Decrease from
    Institutional Class Shares................................      (6,382,786)          (22,735,470)
                                                                 -------------          ------------
Institutional Service Class:
  Issued......................................................         136,875             1,663,181
  In Lieu of Cash Distributions...............................           1,985             1,920,338
  Redeemed....................................................      (2,781,290)          (17,090,102)
                                                                 -------------          ------------
  Net Decrease from Institutional
    Service Class Shares......................................      (2,642,430)          (13,506,583)
                                                                 -------------          ------------
  Net Decrease from Capital
    Share Transactions........................................      (9,025,216)          (36,242,053)
                                                                 -------------          ------------
    Total Decrease............................................     (16,162,313)          (44,879,590)
Net Assets:
  Beginning of Period.........................................      41,860,247            86,739,837
                                                                 -------------          ------------
  End of Period (including undistributed
    net investment income (loss) of
    $(21,786) and $100,466, respectively).....................   $  25,697,934          $ 41,860,247
                                                                 =============          ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 DSI BALANCED PORTFOLIO


--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                 Six Months      Year Ended
                                               April 30,2000     October 31,
                                                (Unaudited)         1999
                                               -------------    ------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income.....................   $     236,570    $    840,647
  Net Realized Gain (Loss)..................      (1,663,704)      2,337,455
  Net Change in Unrealized
    Appreciation (Depreciation).............       1,144,014      (1,363,156)
                                               -------------    ------------

  Net Increase (Decrease) in Net Assets
    Resulting from Operations...............        (283,120)      1,814,946
                                               -------------    ------------

Distributions:
  Net Investment Income.....................        (323,926)       (889,522)
  Net Realized Gain.........................      (2,428,585)     (1,439,425)
                                               -------------    ------------

  Total Distributions.......................      (2,752,511)     (2,328,947)
                                               -------------    ------------

Capital Share Transactions - Note J:
Institutional Class:
  Issued....................................         781,255       4,125,694
  In Lieu of Cash Distributions.............       2,752,511       2,314,685
  Redeemed..................................      (6,909,492)    (15,173,864)
                                               -------------    ------------

  Net Decrease from Capital
    Share Transactions......................      (3,375,726)     (8,733,485)
                                               -------------    ------------
    Total Increase (Decrease)...............      (6,411,357)     (9,247,486)
Net Assets:
  Beginning of Period.......................      24,719,566      33,967,052
                                               -------------    ------------

  End of Period (including undistributed
    net investment income of $24,290
    and $111,646, respectively).............   $  18,308,209    $ 24,719,566
                                               =============    ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    DSI LIMITED MATURITY BOND PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                  Six  Months     Year Ended
                                                                 April 30,2000    October 31,
                                                                  (Unaudited)        1999
                                                                 -------------   -------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income.....................................     $    481,323    $  1,647,224
  Net Realized Loss.........................................         (334,600)       (397,108)
  Net Change in Unrealized
    Appreciation (Depreciation).............................           17,151        (944,252)
                                                                 ------------    ------------
  Net Increase in Net Assets
    Resulting from Operations...............................          163,874         305,864
                                                                 ------------    ------------
Distributions:
  Net Investment Income.....................................         (594,259)     (1,706,809)
                                                                 ------------    ------------
Capital Share Transactions - Note J:
Institutional Class:
  Issued....................................................          222,283      20,557,641
  In Lieu of Cash Distributions.............................          581,389       1,662,227
  Redeemed..................................................       (4,090,378)    (35,945,818)
                                                                 ------------    ------------
  Net Decrease from Capital
    Share Transactions:.....................................       (3,286,706)    (13,725,950)
                                                                 ------------    ------------
     Total Decrease.........................................       (3,717,091)    (15,126,895)

Net Assets:
  Beginning of Period.......................................       20,860,695      35,987,590
                                                                 ------------    ------------
End of Period (including undistributed
  net investment income of $75,531
  and $188,467, respectively)...............................     $ 17,143,604    $ 20,860,695
                                                                 ============    ============

   The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             DSI MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                  Six  Months     Year Ended
                                                                 April 30,2000    October 31,
                                                                  (Unaudited)        1999
                                                                 -------------   -------------
Increase (Decrease) in Net  Assets
Operations:
  Net Investment Income...................................       $   3,030,239   $   5,452,845
  Net Realized Gain (Loss)................................              (2,999)            668
                                                                 -------------   -------------
  Net Increase in Net Assets
    Resulting from Operations.............................           3,027,240       5,453,513
                                                                 -------------   -------------
Distributions:
  Net Investment Income...................................          (3,028,312)     (5,452,821)
                                                                 -------------   -------------
Capital Share Transactions - Note J:
Institutional Class:
  Issued..................................................         293,990,380     677,244,037
  In Lieu of Cash Distributions...........................           1,162,758       1,945,263
  Redeemed................................................        (318,868,748)   (703,671,169)
                                                                 -------------   -------------
  Net Decrease from
    Capital Share Transactions:...........................         (23,715,610)    (24,481,869)
                                                                 -------------   -------------
     Total Decrease.......................................         (23,716,682)    (24,481,177)
Net Assets:
  Beginning of Period.....................................         126,379,702     150,860,879
                                                                 -------------   -------------
End of Period (including undistributed
  net investment income (loss) of $1,895 and
  ($32), respectively)....................................       $ 102,663,020   $ 126,379,702
                                                                 =============   =============

   The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                          DSI SMALL CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                     Institutional Class Shares
                                                    ----------------------------
                                                     Six Months    December 16,
                                                       Ended        1998*** to
                                                      April 30,     October 31,
                                                        2000           1999
                                                    ------------  --------------
Net Asset Value, Beginning of Period...............    $  9.44       $ 10.00
                                                       -------       -------
Income from Investment Operations:
  Net Investment Loss..............................      (0.07)        (0.09)
  Net Realized and Unrealized Loss.................       3.40         (0.47)
                                                       -------       -------
  Total from Investment Operations.................       3.33         (0.56)
                                                       -------       -------
Net Asset Value, End of Period.....................      12.77       $  9.44
                                                       =======       =======

Total Return+......................................      35.28%**      (5.60)%**
                                                       =======       =======

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)..............    $20,421       $15,893
Ratio of Expenses to Average Net Assets............       1.63%*        1.85%*
Ratio of Net Investment Loss to Average Net Asset..      (1.14)%*      (1.11)%*
Portfolio Turnover Rate............................         46%           91%

  *  Annualized
 **  Not Annualized
***  Commencement of Operations
  + Total return would have been lower had certain expenses not been waived by the Adviser during the periods indicated.

   The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        DSI DISCIPLINED VALUE PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                              Selected Per Share Data & Ratios
                                                For a Share Outstanding Throughout Each Period

                                                     Institutional Class Shares
                             -----------------------------------------------------------------
                                   Six Months
                                     Ended
                                 April 30,2000            Years Ended October 31
                                                ----------------------------------------------
                                  (Unaudited)     1999       1998     1997     1996      1995
                               ---------------  --------   -------  -------  -------   -------
Net Asset Value,
  Beginning of Period.............   $ 10.63     $ 12.47   $ 14.27  $ 12.99  $ 11.76   $ 11.11
                                     -------     -------   -------  -------  -------   -------
Income from Investment
  Operations:
  Net Investment Income...........      0.01        0.16      0.17     0.19     0.23      0.25
  Net Realized and
    Unrealized Gain (Loss)........     (0.37)      (0.49)@    0.38     3.10     2.26      1.70
                                     -------     -------   -------  -------  -------   -------
  Total from Investment
    Operations....................     (0.36)      (0.33)     0.55     3.29     2.49      1.95
                                     -------     -------   -------  -------  -------   -------
Distributions:
  Net Investment Income...........     (0.04)      (0.13)    (0.16)   (0.20)   (0.22)    (0.25)
  Net Realized Gain...............     (1.76)      (1.38)    (2.19)   (1.81)   (1.04)    (1.05)
                                     -------     -------   -------  -------  -------   -------
  Total Distributions.............     (1.80)      (1.51)    (2.35)   (2.01)   (1.26)    (1.30)
                                     -------     -------   -------  -------  -------   -------
  Net Asset Value,
     End of Period................   $  8.47     $ 10.63   $ 12.47  $ 14.27  $ 12.99   $ 11.76
                                     =======     =======   =======  =======  =======   =======
Total Return......................     (3.40)%**   (3.47)%    4.37%   28.99%   22.92%    20.12%
                                     =======     =======   =======  =======  =======   =======
Ratios and Supplemental Data
Net Assets,
End of Period (Thousands).........   $25,672     $39,191   $69,681  $78,545  $63,596   $47,938
Ratio of Expenses to
  Average Net Assets..............      1.59%*      1.19%     1.04%    1.05%    1.04%     1.00%
Ratio of Net Investment Income
  to Average Net Assets...........      0.64%*      1.01%     1.24%    1.42%    1.89%     2.26%
Portfolio Turnover Rate...........        25%         42%       64%     126%     135%      121%

@ The amounts shown for a share outstanding throughout the period does not accord with aggregate net losses on investments for the period because of the timing of sales and repurchases of the portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
*  Annualized
** Not Annualized

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                       DSI DISCIPLINED VALUE PORTFOLIO OCTOBER 31, 1999

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                Selected Per Share Data & Ratios
                                                  For a Share Outstanding Throughout Each Period

                                                 Institutional Service Class Shares
                                      ----------------------------------------------------------
                                         Six Months       Year          Year          May 23,
                                           Ended          Ended         Ended        1997*** to
                                       April 30,2000    October 31,   October 31,   October 31,
                                        (Unaudited)       1999          1998           1997
                                      ---------------  ------------  ------------  -------------
Net Asset Value,
  Beginning of Period.................  $  10.62        $  12.46         $  14.25      $ 13.10
                                        --------        --------         --------      -------
Income from Investment Operations:

  Net Investment Income...............     (0.02)           0.11             0.14         0.07
  Net Realized and Unrealized Gains...     (0.34)          (0.46)@           0.38         1.15
                                        --------        --------         --------      -------
  Total from Investment Operations....     (0.36)          (0.35)            0.52         1.22
                                        --------        --------         --------      -------
Distributions:
  Net Investment Income...............     (0.01)          (0.11)           (0.12)       (0.07)
  Net Realized Gain...................     (1.76)          (1.38)           (2.19)          --
                                        --------        --------         --------      -------
  Total Distributions.................     (1.77)          (1.49)           (2.31)       (0.07)
                                        --------        --------         --------      -------
Net Asset Value, End of Period........      8.49        $  10.62         $  12.46      $ 14.25
                                        ========        ========         ========      =======
Total Return..........................     (3.48)%**       (3.62)%           4.13%        9.31%**
                                        ========        ========         ========      =======
Ratios and Supplemental Data
Net Assets,
  End of Period (Thousands)...........  $     26        $  2,669         $ 17,059      $13,444
Ratio of Expenses to
  Average Net Assets..................      1.65%*          1.44%            1.29%        1.30%*
Ratio of Net Investment Income
  to Average Net Assets...............      0.10%*          0.76%            0.94%        0.68%*
Portfolio Turnover Rate...............        25%             42%              64%         126%

  * Annualized
 ** Not Annualized
*** Initial offering of Institutional Service Class Shares

@ The amounts shown for a share outstanding throughout the period does not accord with aggregate net losses on investments for the period because of the timing of sales and repurchases of the portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

    The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 DSI BALANCED PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                                        Institutional Class Shares
                                                            -------------------------------------------------
                                                                Six Months        Year          December 22
                                                                  Ended           Ended         1997*** to
                                                              April 30,2000     October 31,     October 31,
                                                               (Unaudited)        1999+            1998+
                                                            ----------------   -------------   --------------
Net Asset Value, Beginning of Period.....................        $  9.37         $ 10.34         $ 10.00
                                                                 -------         -------         -------
Income from Investment Operations:
  Net Investment Income..................................           0.11            0.29            0.30
  Net Realized and Unrealized Gain.......................          (0.20)          (0.53)@          0.29
                                                                 -------         -------         -------
  Total from Investment Operations.......................          (0.09)          (0.24)           0.59
                                                                 -------         -------         -------
Distributions:
  Net Investment Income..................................          (0.14)          (0.29)          (0.25)
  Net Realized Gain......................................          (0.99)          (0.44)             --
                                                                 -------         -------         -------
  Total Distributions....................................          (1.13)          (0.73)          (0.25)
                                                                 -------         -------         -------
Net Asset Value, End of Period...........................        $  8.15         $  9.37         $ 10.34
                                                                 =======         =======         =======
Total Return.............................................          (0.88)**        (2.67)%+         5.93%**+
                                                                 =======         =======         =======
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)....................        $18,308         $24,720         $33,967
Ratio of Expenses to Average Net Assets..................           1.67%*          1.23%           0.73%*
Ratio of Net Investment Income to
Average Net Assets.......................................           2.24%*          2.60%           3.47%*
Portfolio Turnover Rate..................................             31%             67%             73%

  *  Annualized
 **  Not Annualized
***  Commencement of Operations
  + Total return would have been lower had certain expenses not been waived by the Adviser during the periods indicated.
  @ The amounts shown for a share outstanding throughout the period does not accord with aggregate net losses on investments for the period because of the timing of sales and repurchases of the portfolio shares in relation to fluctuating market value of the investments in the Portfolio.


   The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    DSI LIMITED MATURITY BOND PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                                            Institutional Class Shares
                                                -----------------------------------------------------------------------------------
                                                   Six Months
                                                      Ended                                     Years Ended October 31
                                                 April 30, 2000    ----------------------------------------------------------------
                                                   (Unaudited)       1999         1998         1997           1996           1995
                                                ---------------    -------      -------      -------        -------        --------
Net Asset Value,
  Beginning of Period.......................        $  8.94        $  9.39      $  9.46      $  9.40        $  9.51        $  9.31
                                                    -------        -------      -------      -------        -------        -------
Income from Investment Operations:
  Net Investment Income.....................           0.24           0.56         0.55         0.58           0.62           0.69
  Net Realized and Unrealized
      Gain (Loss)...........................          (0.17)         (0.46)       (0.08)        0.05          (0.13)          0.17
                                                    -------        -------      -------      -------        -------        -------
  Total from Investment Operations..........           0.07           0.10         0.47         0.63           0.49           0.86
                                                    -------        -------      -------      -------        -------        -------
Distributions:
  Net Investment Income.....................          (0.28)         (0.55)       (0.54)       (0.57)         (0.60)         (0.66)
                                                    -------        -------      -------      -------        -------        -------
  Total Distributions.......................          (0.28)         (0.55)       (0.54)       (0.57)         (0.60)         (0.66)
                                                    -------        -------      -------      -------        -------        -------
  Net Asset Value, End of Period............        $  8.73        $  8.94      $  9.39      $  9.46        $  9.40        $  9.51
                                                    =======        =======      =======      =======        =======        =======
Total Return................................           0.79%**        1.04%        5.08%        6.93%          5.34%          9.58%
                                                    =======        =======      =======      =======        =======        =======
Ratios and Supplemental Data
Net Assets, End of Period (Thousands).......        $17,144        $20,861      $35,988      $32,712        $30,433        $29,294
Ratio of Expenses  to Average
  Net Assets................................           1.31%*         1.03%        0.97%        0.95%          1.00%          0.88%
Ratio of Net Investment Income
  to Average Net Assets.....................           5.17%*         5.58%        5.98%        6.17%          6.55%          7.12%
Portfolio Turnover Rate.....................             34%            63%         107%          51%           121%           126%

 *  Annualized
**  Not Annualized

   The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             DSI MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                                      Institutional Class Shares
                                               ----------------------------------------------------------------------------

                                          Six Months
                                             Ended                            Years Ended October 31
                                         April 30,2000   ---------------------------------------------------------------
                                          (Unaudited)       1999          1998         1997          1996         1995
                                         -------------   ---------     ---------    ---------     ---------    ---------
Net Asset Value,
  Beginning of Period...................   $   1.000     $   1.000     $   1.000    $   1.000     $   1.000    $   1.000
                                           ---------     ---------     ---------    ---------     ---------    ---------
Income from Investment
  Operations:
  Net Investment Income.................       0.027         0.047         0.053        0.051         0.051        0.053
                                           ---------     ---------     ---------    ---------     ---------    ---------
  Total from Investment
  Operations............................       0.027         0.047         0.053        0.051         0.051        0.053
                                           ---------     ---------     ---------    ---------     ---------    ---------
Distributions:
  Net Investment Income.................      (0.027)       (0.047)       (0.053)      (0.051)       (0.051)      (0.053)
                                           ---------     ---------     ---------    ---------     ---------    ---------
  Total Distributions...................      (0.027)       (0.047)       (0.053)      (0.051)       (0.051)      (0.053)
                                           ---------     ---------     ---------    ---------     ---------    ---------
Net Asset Value, End of Period..........  $   1.000     $   1.000     $   1.000    $   1.000     $   1.000    $   1.000
                                           =========     =========     =========    =========     =========    =========
Total Return+...........................        2.77%**       4.77%         5.38%        5.26%         5.26%        5.48%
                                           =========     =========     =========    =========     =========    =========
Ratios and Supplemental Data
Net Assets, End of Period
  (Thousands) ..........................   $ 102,663     $ 126,380     $ 150,861    $ 152,216     $ 220,124    $ 124,147
Ratio of Expenses to Average
  Net Assets ...........................        0.47%*        0.46%         0.36%        0.37%         0.38%        0.50%
Ratio of Net Investment Income
  to Average Net Assets ................        5.50%*        4.66%         5.27%        5.14%         5.14%        5.35%


 * Annualized
** Not Annualized
 + Total return would have been lower had certain expenses not been waived by the Adviser during the periods indicated.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                         DSI PORTFOLIOS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The DSI Small Cap Value Portfolio, DSI Disciplined Value Portfolio, DSI Balanced Portfolio, DSI Limited Maturity Bond Portfolio, and DSI Money Market Portfolio, (the "Portfolios"), portfolios of UAM Funds, Inc., are diversified, open-end management investment companies. At April 30, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolios. The Portfolios are authorized to offer two separate classes of shares - Institutional Class Shares and Institutional Service Class Shares ("Service Class Shares"). As of April 30, 2000, DSI Disciplined Value Portfolio has issued Service Class Shares. Both classes of shares have identical voting rights (except Institutional Service Class shareholders have exclusive voting rights with respect to matters relating to distribution and shareholder servicing of such shares), dividend, liquidation and other rights. The objectives of the Portfolios are as follows:

          DSI Small Cap Value Portfolio seeks maximum capital appreciation consistent with reasonable risk to principal by investing in primarily smaller capital companies.

          DSI Disciplined Value Portfolio seeks to achieve maximum long-term total return consistent with reasonable risk to principal through diversified equity investments.

          DSI Balanced Portfolio seeks to provide maximum long-term capital growth consistent with reasonable risk to principal by investing in a diversified portfolio of equity, primarily investment grade fixed income and money market securities.

          DSI Limited Maturity Bond Portfolio seeks to provide maximum total return consistent with reasonable risk to principal by investing in investment grade fixed income securities. The Portfolio will ordinarily maintain an average weighted maturity of less than six years.

          DSI Money Market Portfolio seeks to provide maximum current income consistent with the preservation of capital and liquidity by investing in short-term investment grade money market obligations issued or guaranteed by financial institutions, non financial corporations, and the United States Government, as well as repurchase agreements collateralized by such securities.

UAM FUNDS                                                         DSI PORTFOLIOS

--------------------------------------------------------------------------------

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

        1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors.

        2. Federal Income Taxes: It is each Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

        Each Portfolio, except the DSI Money Market Portfolio, may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. These Portfolios accrue such taxes to net investment income, net realized gains, and net unrealized gains as income and/or capital gains are earned.

        3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolios' custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collater-

UAM FUNDS                                                         DSI PORTFOLIOS

--------------------------------------------------------------------------------

     al. In the event of default on the obligation to repurchase, each Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

        Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

        4. Futures and Options Contracts: Each Portfolio, except the DSI Money Market Portfolio, may use futures and options contracts to hedge against changes in the values of securities the Portfolios own or expect to purchase. Each Portfolio, except the DSI Money Market Portfolio, may also write covered options on securities it owns or in which it may invest to increase its current returns.

        The potential risk to the Portfolios is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

        Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. The following Portfolios had futures contracts open at April 30, 2000:

                                                  Number              Aggregate                                       Net
                                                   of                   Face                                       Unrealized
Contracts                                       Contracts               Value             Expiration Date         Depreciation
---------                                       ---------             ---------           ---------------         ------------
DSI Balanced
Purchases:
U.S. Treasury 2 Year Note..................         1                  $ 96,953              June 2000                $1,719

DSI Limited Maturity Bond
Purchases:
U.S. Treasury 10 Year Note.................         3                   290,859              June 2000                 5,156

UAM FUNDS                                                         DSI PORTFOLIOS

--------------------------------------------------------------------------------

          5. Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolios do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gain and loss on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes re corded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid.

          6. Forward Foreign Currency Exchange Contracts: Each Portfolio, except the DSI Money Market Portfolio, may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolios as unrealized gain or loss. The Portfolios recognize realized gain or loss when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

          7. Distributions to Shareholders: The DSI Money Market Portfolio will declare daily and distribute monthly substantially all of its net investment income. The DSI Small Cap Value, DSI Disciplined Value, DSI Limited Maturity Bond, and DSI Balanced Portfolios will distribute substantially all of their net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

UAM FUNDS                                                         DSI PORTFOLIOS

--------------------------------------------------------------------------------

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions and the timing of the recognition of gains or losses on investments.

          Permanent book-tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income
     (loss), accumulated net realized gain (loss) and paid in capital.

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          8. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Portfolios are informed of the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the UAM Funds based on their relative net assets. Income, expenses (other than class specific expenses), and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Custodian fees for the Portfolios are shown gross of expense offsets, if any, for custodian balance credits.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Dewey Square Investors Corporation (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolios for a monthly fee calculated at an annual rate of 0.85% of the average daily net assets for DSI Small Cap Value Portfolio; 0.75% of the average daily net assets for DSI Disciplined Value Portfolio; 0.65% of the average daily net assets for DSI Balanced Portfolio; 0.45% of the average daily net assets for DSI Limited Maturity Bond Portfolio; and 0.40% of the average daily net assets for DSI

UAM FUNDS                                                         DSI PORTFOLIOS

--------------------------------------------------------------------------------

Money Market Portfolio. In addition, the Adviser has voluntarily agreed to limit its management fee for DSI Small Cap Value Portfolio and DSI Money Market Portfolio to 0.75% and 0.18% of the average daily net assets, respectively.

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolios.

     Pursuant to the Agreement, the DSI Small Cap Value, DSI Disciplined Value, DSI Balanced, DSI Limited Maturity Bond and DSI Money Market Portfolios pay the Administrator 0.073%, 0.093%, 0.093%, 0.073% and 0.053% per annum of the average daily net assets of each portfolio, respectively. In addition, the DSI Small Cap Value, DSI Disciplined Value, DSI Balanced, DSI Limited Maturity Bond and DSI Money Market Portfolios pay an annual base fee of $72,500, $94,250, $72,500, $72,500 and $72,500, respectively, and a fee based on the number of active shareholder accounts.

     For the six-months ended April 30, 2000, the Administrator earned the following amounts from each Portfolio as Administrator and paid the following to SEI, DST and UAMSSC for their services:

                            Administration   Portion Paid    Portion Paid     Portion Paid
DSI Portfolios                   Fee            to SEI         to DST          to UAMSSC
--------------              --------------   ------------    ------------     ------------
Small Cap Value..........      $43,644         $20,382        $ 5,769           $ 3,700
Disciplined Value........       66,393          24,886         13,717             6,810
Balanced.................       48,524          20,776          6,221             3,926
Limited Maturity.........
Bond.....................       45,864          21,150          6,619             4,364
Money Market.............       70,629          34,293          8,632             6,563

     Prior to November 1, 1999, Chase Global Fund Services Company served as the Portfolios' Sub-Administrator.

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolios' assets held in accordance with the custodian agreement. As a part of the custodian agreement, the custodian has a lien on the securities of the Portfolio to cover any advances made by the custodian to the Portfolios.

UAM FUNDS                                                         DSI PORTFOLIOS

--------------------------------------------------------------------------------

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolios.

     The DSI Disciplined Value Portfolio has adopted a Distribution and Service Plan (the "Plan") on behalf of the Service Class Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Service Class Shares may not incur distribution and service fees which exceed an annual rate of 0.75% of the net assets of that class of shares, however, the Board has currently limited aggregate payments under the Plans to 0.50% per annum of the DSI Disciplined Value Portfolio's net assets. The DSI Disciplined Value Portfolio's Service Class Shares are not currently making payments for distribution fees, however the DSI Disciplined Value Portfolio's Service Class Shares pay service fees at an annual rate of 0.25% of the average daily value of Service Class Shares owned by clients of the Service Agents. The Distributor does not receive any fee or other compensation with respect to the DSI Small Cap Value, DSI Balanced, DSI Limited Maturity Bond, and DSI Money Market Portfolios.

     F. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

     G. Purchases and Sales: For the six-months ended April 30, 2000, purchases and sales of investment securities other than long-term U.S. Government securities and short-term securities were:

DSI Portfolios                                          Purchases       Sales
--------------                                         -----------   -----------
Small Cap Value................................        $ 8,467,373   $18,412,898
Disciplined Value..............................          7,666,822    30,263,077
Balanced.......................................          5,817,265     8,762,902
Limited Maturity Bond..........................            442,548     2,890,551

     Purchases and sales of long-term U.S. Government securities were $701,831 and $3,553,266, respectively, for the DSI Balanced Portfolio and $5,177,216 and $4,629,745, respectively, for the DSI Limited Maturity Bond Portfolio. There were no purchases or sales of long-term U.S. Government securities for the DSI Small Cap Value Portfolio and the DSI Disciplined Value Portfolio.

UAM FUNDS                                                         DSI PORTFOLIOS

--------------------------------------------------------------------------------

     H. Line of Credit: The DSI Small Cap Value, DSI Disciplined Value, DSI Balanced, and DSI Limited Maturity Bond Portfolios, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended April 30, 2000, the Portfolios had no borrowings under the agreement.

     I. Other: At April 30, 2000, the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                                 No. of                %
DSI Portfolios                                Shareholders          Ownership
--------------                               --------------        -----------
Small Cap Value .......................            1                   90.2%
Disciplined Value - Institutional Class            1                   58.1
Balanced ..............................            1                   99.9
Limited Maturity Bond .................            1                   78.5
Money Market ..........................            2                   65.6

     There was a special meeting of shareholders held on April 28, 2000, at which the shareholders of the Institutional Service Class of the DSI Disciplined Value Portfolio voted on a proposal to approve the liquidation and dissolution of the Institutional Service Class of the DSI Disciplined Value Portfolio. The following were the results of the vote:

                                  Shares               %              %
                                   Voted            of Vote        of Total
                                -----------       -----------    ------------
For............................    1,589             100.00%        52.52%
Against........................       --                 --            --
Abstain........................       --                 --            --

UAM FUNDS                                                         DSI PORTFOLIOS

--------------------------------------------------------------------------------

     J. Capital Share Transactions: Transactions in capital shares for the Portfolios, by class, were as follows:

                                                                                      Institutional
                                       Institutional Class Shares                 Service Class Shares
                                   ---------------------------------       ------------------------------------
                                     Six Months            Year              Six Months                Year
                                       Ended               Ended               Ended                   Ended
                                   April 30, 2000       October 31,        April 30, 2000           October 31,
DSI Portfolios                      (Unaudited)            1999             (Unaudited)                1999
--------------                     --------------       ------------       --------------           -----------
Small Cap Value:*
Issued..........................          199,316          1,737,728                   --                    --
In Lieu of Cash Distributions...               --                 --                   --                    --
Redeemed........................         (284,985)           (53,310)                  --                    --
                                   --------------       ------------       --------------           -----------

Net Increase (Decrease) from
  Capital Share Transactions....          (85,669)         1,684,418                   --                    --
                                   ==============       ============       ==============           ===========

Disciplined Value:
Issued..........................          308,942            876,964               17,018               134,021
In Lieu of Cash Distributions...          666,752            684,531                  233               167,901
Redeemed........................       (1,629,653)        (3,461,323)            (265,546)           (1,419,707)
                                   --------------       ------------       --------------           -----------

Net Decrease from Capital
  Share Transactions............         (653,959)        (1,899,828)            (248,295)           (1,117,785)
                                   ==============       ============       ==============           ===========

Balanced:
Issued..........................           96,095            593,835                   --                    --
In Lieu of Cash Distributions...          338,302            230,715                   --                    --
Redeemed........................         (827,358)        (1,469,429)                  --                    --
                                   --------------       ------------       --------------           -----------

Net Decrease from Capital
  Share Transactions............         (392,961)          (644,879)                  --                    --
                                   ==============       ============       ==============           ===========

Limited Maturity Bond:
Issued..........................           25,092          2,208,432                   --                    --
In Lieu of Cash Distributions...           66,159            181,650                   --                    --
Redeemed........................         (463,150)        (3,890,033)                  --                    --
                                   --------------       ------------       --------------           -----------

Net Decrease from Capital
  Share Transactions............         (371,899)        (1,499,951)                  --                    --
                                   ==============       ============       ==============           ===========

Money Market:
Issued..........................      293,990,380        677,242,414                   --                    --
In Lieu of Cash Distributions...        1,162,758          1,945,262                   --                    --
Redeemed........................     (318,868,748)      (703,666,583)                  --                    --
                                   --------------       ------------       --------------           -----------

Net Decrease from Capital Share
  Transactions..................      (23,715,610)       (24,478,907)                  --                    --
                                   ==============       ============       ==============           ===========

  * The Small Cap Value Portfolio commenced operations on December 16, 1998.

                                     NOTES

                                     NOTES

UAM FUNDS                                                         DSI PORTFOLIOS


--------------------------------------------------------------------------------

Officers and Directors

Norton H. Reamer                              William H. Park
Director, President and Chairman              Vice President

John T. Bennett, Jr.                          Gary L. French
Director                                      Treasurer

Nancy J. Dunn                                 Robert R. Flaherty
Director                                      Assistant Treasurer

Philip D. English                             Robert J. Della Croce
Director                                      Assistant Treasurer

William A. Humenuk                            Martin J. Wolin, Esq.
Director                                      Secretary

James P. Pappas                               Theresa DelVecchio
Director                                      Assistant Secretary

Peter M. Whitman, Jr.
Director

--------------------------------------------------------------------------------
UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Dewey Square Investors Corporation
One Financial Center - 24th floor
Boston, MA 02111

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110


                                             -----------------------------------
                                             This report has been prepared for
                                             shareholders and may be distributed
                                             to others only if preceded or
                                             accompanied by a current
                                             prospectus.
                                             -----------------------------------